UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS—98.3%
Information Technology—28.5%
Communications Equipment—3.7%
Dycom Industries, Inc. (a)	188,700	$5,330,775
Infinera Corp. (a)	182,100	4,018,947
Netgear, Inc. (a)	116,900	4,131,246
ShoreTel, Inc. (a)	81,600	1,484,304

		14,965,272

Computers & Peripherals—1.0%
Data Domain, Inc. (a)(b)	6,700	231,284
Synaptics, Inc. (a)	66,500	3,614,275

		3,845,559

Internet Software & Services—7.3%
comScore, Inc. (a)(b)	93,300	3,420,378
Constant Contact, Inc. (a)(b)	80,900	2,014,410
DealerTrack Holdings, Inc. (a)	175,710	8,625,604
LoopNet, Inc. (a)(b)	135,400	2,552,290
Omniture, Inc. (a)(b)	116,000	3,962,560
VistaPrint Ltd. (a)(b)	184,500	8,776,665

		29,351,907

IT Services—0.8%
VeriFone Holdings, Inc. (a)	67,700	3,346,411

Semiconductors & Semiconductor Equipment—6.2%
Advanced Analogic Technologies, Inc. (a)	443,500	5,357,480
Eagle Test Systems, Inc. (a)	108,200	1,367,648
Hittite Microwave Corp. (a)(b)	129,120	6,488,280
Integrated Device Technology, Inc. (a)	133,044	1,786,781
Monolithic Power Systems, Inc. (a)	148,100	3,247,833
ON Semiconductor Corp. (a)(b)	416,959	4,252,982
Verigy Ltd. (a)	114,300	2,627,757

		25,128,761

Software—9.5%
Blackbaud, Inc.	120,400	3,244,780
Commvault Systems, Inc. (a)	248,500	5,054,490
Informatica Corp. (a)	278,800	4,761,904
MICROS Systems, Inc. (a)	79,560	5,713,999
Quest Software, Inc. (a)	128,380	2,233,812
Synchronoss Technologies, Inc. (a)	91,790	3,671,600
Taleo Corp.-Class A (a)	156,700	4,379,765
THQ, Inc. (a)(b)	163,750	4,435,987
Ultimate Software Group, Inc. (a)	144,800	4,997,048

		38,493,385

		115,131,295

Industrials—18.4%
Aerospace & Defense—1.6%
Hexcel Corp. (a)(b)	256,000	6,407,680

Building Products—0.2%
Dayton Superior Corp. (a)	125,300	1,008,665

Commercial Services & Supplies—5.1%
Duff & Phelps Corp.-Class A (a)(b)	47,700	1,011,240
Huron Consulting Group, Inc. (a)	59,980	4,191,402
Kenexa Corp. (a)(b)	71,300	2,090,516
Knoll, Inc.	199,700	3,792,303
Resources Connection, Inc.	155,400	3,538,458
Stericycle, Inc. (a)(b)	100,660	5,871,498

		20,495,417

Electrical Equipment—1.3%
Baldor Electric Co. (b)	134,500	5,423,040

Machinery—6.7%
Astec Industries, Inc. (a)(b)	106,300	4,817,516
Bucyrus International, Inc.-Class A	82,100	6,773,250
Chart Industries, Inc. (a)	45,500	1,492,400
IDEX Corp.	146,450	5,187,259
Kaydon Corp. (b)	63,300	3,404,907
RBC Bearings, Inc. (a)	134,900	5,421,631

		27,096,963

Marine—1.7%
Kirby Corp. (a)	149,700	6,838,296

Trading Companies & Distributors—1.8%
Houston Wire & Cable Co. (b)	104,100	1,829,037
MSC Industrial Direct Co.-Class A (b)	110,600	5,387,326

		7,216,363

		74,486,424

Consumer Discretionary—17.3%
Distributors—2.0%
LKQ Corp. (a)(b)	206,080	7,946,445

Diversified Consumer Services—2.5%
Bright Horizons Family Solutions, Inc. (a)	88,920	3,450,096
Strayer Education, Inc.	34,700	6,470,162

		9,920,258

Hotels, Restaurants & Leisure—7.4%
Great Wolf Resorts, Inc. (a)(b)	251,600	3,285,896
Home Inns & Hotels Management, Inc. (ADR) (a)(b)	102,300	4,504,269
Life Time Fitness, Inc. (a)(b)	102,500	6,215,600
Orient-Express Hotels, Ltd.-Class A (b)	69,400	4,497,120
Red Robin Gourmet Burgers, Inc. (a)	100,720	4,030,814
Sonic Corp. (a)	99,000	2,453,220
Texas Roadhouse, Inc.-Class A (a)(b)	376,400	4,768,988

		29,755,907

Leisure Equipment & Products—0.2%
MarineMax, Inc. (a)(b)	51,900	739,056

Media—1.5%
Morningstar, Inc. (a)	83,400	6,206,628

Specialty Retail—1.6%
Citi Trends, Inc. (a)(b)	121,820	2,382,799
Ulta Salon Cosmetics & Fragrance, Inc. (a)	23,400	800,280
Zumiez, Inc. (a)(b)	77,250	3,233,685

		6,416,764

Textiles Apparel & Luxury Goods—2.1%
Lululemon Athletica, Inc. (a)(b)	56,400	3,001,608
Under Armour, Inc.-Class A (a)(b)	53,330	3,319,793
Volcom, Inc. (a)	80,300	2,348,775

		8,670,176

		69,655,234

Health Care—17.0%
Biotechnology—2.0%
Alexion Pharmaceuticals, Inc. (a)(b)	56,400	4,314,600
Amicus Therapeutics, Inc. (a)	75,900	1,249,314
Array Biopharma, Inc. (a)	93,700	1,049,440
Pharmion Corp. (a)(b)	28,200	1,356,984

		7,970,338

Health Care Equipment & Supplies—6.4%
Abaxis, Inc. (a)	89,130	2,613,292
ArthroCare Corp. (a)	65,500	4,247,020
Hansen Medical, Inc. (a)(b)	115,230	4,478,990
Masimo Corp. (a)	25,300	865,766
Meridian Bioscience, Inc.	202,800	6,710,652
NuVasive, Inc. (a)	68,400	2,926,836
TomoTherapy, Inc. (a)(b)	178,300	3,899,421

		25,741,977

Health Care Providers & Services—3.5%
HealthExtras, Inc. (a)	130,200	3,794,028
inVentiv Health, Inc. (a)	49,600	2,094,608
LHC Group, Inc. (a)(b)	189,500	4,354,710
Psychiatric Solutions, Inc. (a)	104,100	4,122,360

		14,365,706

Health Care Technology—0.9%
Trizetto Group (a)(b)	217,700	3,557,218

Life Sciences Tools & Services—3.5%
AMAG Pharmaceuticals, Inc. (a)(b)	60,700	3,966,745
Icon PLC SP (ADR) (a)	100,500	5,829,000
Ventana Medical Systems, Inc. (a)	27,100	2,384,800
WuXi PharmaTech Cayman, Inc. (ADR) (a)	53,900	2,074,611

		14,255,156

Pharmaceuticals—0.7%
Alexza Pharmaceuticals, Inc. (a)	125,800	1,024,012
Jazz Pharmaceuticals, Inc. (a)(b)	60,700	812,166
XenoPort, Inc. (a)	19,900	976,692

		2,812,870

		68,703,265

Energy—9.9%
Energy Equipment & Services—6.1%
Complete Production Services, Inc. (a)	188,900	3,759,110
Core Laboratories NV (a)	31,530	4,601,488
Dril-Quip, Inc. (a)	106,400	5,674,312
FMC Technologies, Inc. (a)	24,880	1,508,475
T-3 Energy Services, Inc.-Class 3 (a)	33,100	1,572,912
Tesco Corp. (a)	102,000	3,007,980
W-H Energy Services, Inc.-Class H (a)(b)	78,600	4,524,216

		24,648,493

Oil, Gas & Consumable Fuels—3.8%
Bill Barrett Corp. (a)(b)	129,700	6,069,960
BPZ Resources, Inc. (a)	52,200	596,124
Carrizo Oil & Gas, Inc. (a)(b)	62,900	3,232,431
EXCO Resources, Inc. (a)	158,400	2,673,792
Penn Virginia Corp.	58,600	2,836,240

		15,408,547

		40,057,040

Financials—4.0%
Capital Markets—3.4%
Affiliated Managers Group, Inc. (a)(b)	34,700	4,564,785
Greenhill & Co., Inc. (b)	71,600	5,296,968
Merrill Lynch & Co., Inc.	1	55
optionsXpress Holdings, Inc. (b)	132,320	3,937,843

		13,799,651

Commercial Banks—0.5%
Community Bancorp (a)	94,100	1,907,407

Diversified Financial Services—0.1%
Primus Guaranty Ltd. (a)(b)	61,240	560,958

		16,268,016

Telecommunication Services—3.2%
Diversified Telecommunication Services—2.5%
Cbeyond, Inc. (a)	109,800	4,295,376
NTELOS Holdings Corp.	195,200	5,893,088

		10,188,464

Wireless Telecommunication Services—0.7%
Virgin Mobile USA, Inc.-Class A (a)(b)	219,100	2,662,065

		12,850,529

Total Common Stocks
(cost $284,083,744)		397,151,803

SHORT-TERM INVESTMENTS—2.9%
Investment Companies—2.9%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (c)
(cost $11,633,866)	11,633,866	11,633,866

Total Investments Before Security Lending Collateral—101.2%
(cost $295,717,610)		408,785,669

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—25.5%
Short-Terms—25.5%
UBS Private Money Market Fund, LLC
(cost $103,013,820)	103,013,820	103,013,820

Total Investments—126.7%
(cost $398,731,430)		511,799,489
Other assets less liabilities—(26.7)%		(107,941,208)

Net Assets—100.0%		$403,858,281

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR                                American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 24, 2007